Equity-Based Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation Plans
13.	EQUITY-BASED COMPENSATION PLANS
In 2021, the Company adopted the 2021 Omnibus Incentive Plan (the “2021 Plan”), which provides for the grant of restricted stock awards, incentive and nonqualified stock options, and other share based awards to employees, directors and non-employees. The 2021 Plan authorized 8,850,000 new shares of the Company’s common stock to be available for award grants. As of September 26, 2021, 6,797,101 shares of common stock remained available for future issuance under the 2021 Plan.
Equity-based compensation expense included the following components:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Stock options	$376	$—	$376	$—
Profit interest units	2,110	121	2,372	356
All equity-based compensation expense is recorded in selling, general and administrative costs in the condensed consolidated statements of comprehensive income.
Stock Options
Stock option grants have an exercise price at least equal to the market value of the underlying common stock on the date of grant, have ten-year terms, and vest ratably over three years of continued employment. In general, vested options expire if not exercised at termination of service. On July 16, 2021, the Company granted 1,394,008 options to purchase shares of the Company’s common stock to key employees. These stock options had a weighted-average grant date fair value $3.88 per share and remain outstanding and unvested as of September 26, 2021. Compensation expense for stock options is recorded based on straight-line amortization of the grant date fair value over the requisite service period.
As of September 26, 2021, there was $5,033 of unrecognized compensation cost related to unvested stock options that is expected to be recognized over a remaining weighted-average period of 2.8 years.
The fair value of each stock option granted on July 16, 2021 was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Weighted-average expected term	6.0
Expected volatility	40.3%
Expected dividend	$—
Risk-free interest rate	0.94%
The expected term has been estimated using a simplified method, which calculates the expected term as the mid-point between the vesting date and the contractual life of the awards since the Company does not have an extended history of actual exercises. The expected dividend yield is assumed to be zero since the Company has never paid dividends and does not have current plans to pay any dividends. The risk-free interest rate is based on yields of U.S. Treasury securities with maturities similar to the expected term of the options. Expected volatility is based on an evenly weighted blend of implied volatility and historical volatility of publicly-traded peer companies since the Company has limited historical volatility.
Restricted Stock Units
Restricted stock units (“RSUs”) vest ratably over one to three years from the anniversary of the Closing Date, or July 16, 2021, and expire ten years from the date of grant. The fair value of a RSU at the grant date is equal to the market price of the Company’s common stock on the grant date. On September 23, 2021, the Company granted 658,891 RSUs to key employees and directors. These RSUs had a weighted-average grant date fair value of $12.06 per unit and remain outstanding and unvested as of September 26, 2021. Compensation expense for RSUs is recorded based on amortization of the grant date fair market value over the period the restrictions lapse,
As of September 26, 2021, there was $7,946 of unrecognized compensation cost related to unvested RSUs that is expected to be recognized over a remaining weighted average period of 2.5 years.
Profit Interest Units
The Holley Stockholder made grants of 8,445 and 5,932 profit interest units (“PIUs”) to certain employees of the Company during the thirty-nine week periods ended September 26, 2021, and September 27, 2020, respectively. PIUs are a special type of limited liability company equity unit that allows the recipient to potentially participate in a future increase in the value of the Company. PIUs are issued for no consideration and generally provide for vesting over the requisite service period, subject to the recipient remaining an employee of the Company through each vesting date. The 2020 grants included 4,507 PIUs that contained certain performance vesting criteria related to the attainment of specified levels of return for certain other investors in Holley Stockholder.
The weighted-average grant date fair value of these performance-based PIUs was $0.27 per unit. No expense has been recorded for the performance-based PIUs as meeting the necessary performance conditions for vesting is not considered probable.
As of September 26, 2021, there were 36,045 unvested PIUs with a weighted average grant date fair value of $0.64.
During the 39-week periods ended September 26, 2021 and September 27, 2020, 2,169 and 1,228 PIUs were fully vested, respectively, with a total grant-date fair value of $2,110 and $356 in 2021 and 2020, respectively. As of September 26, 2021, there was $15,999 of total unrecognized compensation cost related to unvested time-based PIUs that is expected to be recognized over a remaining weighted- average period of 1.9 years.
During the 39-week period ended September 26, 2021, 2,614 PIUs were forfeited.

11.	EQUITY-BASED COMPENSATION PLANS
The Company has authorized an incentive pool of 41.4 million units of Parent that Management has the right to grant, which are designated as profit interest units (“PIUs”). The Company grants PIUs to certain employees, which are a special type of limited liability company equity unit that allows the recipient to potentially participate in a future increase in the value of the Company. PIUs are issued for no consideration and generally provide for vesting over the requisite service period, subject to the recipient remaining an employee of the Company through each vesting date. During 2020, 2019, and 2018, the Company granted 4,507, 2,967, and 20,700 PIUs, respectively, that contained certain performance vesting criteria related to the attainment of specified levels of return for certain other investors in Parent and the occurrence of certain events. The weighted-average grant date fair value of these performance based PIUs was $0.27, $0.24, and $0.26 for grants in 2020, 2019, and 2018, respectively. No expense has been recorded in 2020, 2019, or 2018, as meeting the necessary performance conditions for vesting is not considered probable.
The tables below summarize the PIU activity during the years ended December 31, 2020 and 2019:

	Outstanding PIUs	Weighted Average Grant Date Fair Value
December 31, 2017	—	$—
Granted	27,925	0.27

December 31, 2018	27,925	0.27
Granted	3,906	0.25

December 31, 2019	31,831	0.27
Granted	5,932	0.28
Forfeited	(2,193)	0.27

December 31, 2020	35,570	$0.27

As of December 31, 2020, 2019 and 2018, the amount of unvested PIUs was 32,383, 30,323 and 27,925, respectively, with a weighted average grant date fair value of $0.26, $0.28 and $0.27 as December 31, 2020, 2019 and 2018, respectively.
As of December 31, 2020 and 2019, 3,187 and 1,508 PIUs were fully vested, respectively, with a total grant-date fair value of $487 and $437 in 2020 and 2019, respectively. No PIUs vested during 2018. As of December 31, 2020, the total compensation cost related to nonvested PIUs, which vest related to service-based criteria, not yet recognized and the weighted-average period over which it’s expected to be recognized is $1,737 and 3.4 years, respectively.
PIUs are measured at the estimated fair value on the measurement date, which is typically the grant date. The fair value of PIUs is estimated using the Black-Scholes option pricing model. PIUs are valued based on the Company’s estimated equity value for each unit class at the time of granting. The assumptions used to calculate the fair value of equity awards granted are evaluated and revised, as necessary, to reflect market conditions and the Company’s historical experience. Determining the fair value of equity-based awards at the grant date is affected by estimates involving inherent uncertainties, as well as assumptions regarding a number of other complex and subjective variables. These variables include the fair value of the Company’s equity unit classes, value adjustments for a reduction in marketability, expected unit price volatility over the expected term of the units, unit redemption and cancellation behaviors, risk-free interest rates and expected dividends.

The fair value of PIUs is estimated on the grant date with the following assumptions:

	Year ended December 31,
	2020	2019	2018
Weighted-average expected term	3.4	4.1	4.8
Expected volatility	72.5%	72.5%	62.5%
Expected dividend	—	—	—
Risk-free interest rate	0.3%	1.5%	2.5%

•
Expected Term — The expected term represents the period that the Company’s equity-based awards are expected to be outstanding, which is determined based on the contractual terms, vesting schedules and expectations of future unit holder behavior.

•
Expected Volatility — As the Company is a private company and does not have a trading history for the Company’s units, the expected price volatility for the Company’s units is estimated by taking the average historical price volatility for industry peers. Industry peers, which the Company has designated, consist of several public companies in the industry similar in size, stage of life cycle and financial leverage. These industry peers were also utilized in the Company’s unit valuations.

•	Expected Dividend Yield — The expected dividend yield is assumed to be zero since the Company has never paid dividends and does not have current plans to pay any dividends.

•	Risk-free Interest Rate — The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of the options for each option group.
The Company recognizes compensation expense related to PIUs based on the fair value at the grant date over the requisite service period of the award. The Company has elected to recognize the impact of forfeitures as they occur.
The following table presents the effects of equity-based compensation on the consolidated statements of comprehensive income (loss) during the periods presented:

	Year ended December 31,
	2020	2019	2018
Selling, general and administrative	$487	$437	$—